Business Acquisition (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Business Acquisition
Summary of revenue and earnings of business acquired included in the Company's consolidated statements of operations

	Three Months Ended	Six Months Ended
($ in thousands)	December 31, 2022	December 31, 2022
Revenue	$6,784	$10,605
Net Income	1,360	1,086

Nine Months Ended
($ in thousands)	June 30, 2021
Revenue	$405,714
Net Income	19,567

Summary of acquisition date fair value of consideration transferred

Provisional Allocation of purchase price consideration ($ in thousands)
Cash Acquired	$1
Trade Receivables	3,289
Inventory	5,232
Intangibles	9,031
Other Assets	19
Accounts Payable	(24,820)
Total identifiable net assets (liabilities)	(7,248)
Goodwill	7,248
Total Consideration	$—

Cash at Close	$71,859
Note to Seller	8,500
$80,359

($ in thousands)
Cash Acquired	$6,450
Trade Receivables	48,729
Inventory	70,267
Other Assets	1,779
Accounts Payable	(48,770)
Accrued Expenses	(734)
Property and Equipment	2,638
Total Purchase Price	$80,359

Summary of unaudited supplemental pro forma financial information

	Year Ended
($ in thousands)	June 30, 2021	June 30, 2020
Revenue	$1,414,039	$1,195,005
Net Income	42,542	3,402